Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the condensed balance sheets that sum to the total of the same amounts shown in the condensed statements of cash flows.

	September 30, 2019	December 31, 2018
Cash and cash equivalents	$4,328,355	$6,540,794
Restricted cash	75,000	75,000

Total cash, cash equivalents, and restricted cash	$4,403,355	$6,615,794

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the balance sheets that sum to the total of the same amounts show in the statement of cash flows.

	2018	2017
Cash and cash equivalents	$6,540,794	$12,959,373
Restricted cash	75,000	52,000

Total cash, cash equivalents, and restricted cash in the balance sheet	$6,615,794	$13,011,373

Summary of Accounts Payable and Other Accrued Expenses

Accounts Payable and Other Accrued Expenses:

	September 30, 2019	December 31, 2018
Trade payables	$346,493	$426,727
Accrued compensation and benefits	813,655	1,027,757
Accrued directors fees	23,750	—
Accrued warranty costs	65,230	92,000
Accrued professional fees	102,233	44,660
Other	200,946	152,283

	$1,552,307	$1,743,427

Accounts Payable and Other Accrued Expenses:

	2018	2017
Trade payables	$426,727	$264,890
Accrued compensation and benefits	1,027,757	642,425
Accrued directors fees	—	100,000
Other	288,943	269,921

	$1,743,427	$1,277,236

Summary of Potential Common Shares Issuable

Potential common shares issuable consist of the following at:

	September 30,
	2019	2018
Stock options	668,785	626,619
Restricted stock units	385,337	43,751
Restricted stock	10,266	48,707
Stock warrants	5,435,287	5,071,887

Total	6,499,675	5,790,964

Potentially common shares issuable at December 31, 201 8 and 201 7 consist of:

	2018	2017
Options	723,744	369,004
Warrants	5,071,887	6,277,443
Restricted stock units	38,125	—
Restricted stock	38,269	—

Total	5,872,025	6,646,447

Summary of Revenue by Major Source

The following table presents revenue by major source:

	For the Three Months Ended September 30, 2019	For the Nine Months Ended September 30, 2019
Clinical/Medical providers	$405,914	$1,837,667
Direct to patient	200,705	479,367

Total revenue from contracts with customer	$606,619	$2,317,034

Adoption of ASC 606 [Member]
Cumulative Effect of Changes in Consolidated Balance Sheet for Adoption of Topic 606

The cumulative effect of the changes made to the Company’s consolidated balance sheet for the adoption of Topic 606 were as follows:

Selected Balance Sheet Accounts	Balance at 12/31/18	Adjustments due to ASC 2014-09	Balance at 1/1/19
Assets
Inventories, net	$256,149	$(84,635)	$171,514
Prepaid expenses and other	695,276	(38,812)	656,464

Stockholders’ Equity
Accumulated deficit	(45,289,526)	(123,447)	(45,412,973)